Authorizations payable (Details 2) - TIM Celular SA [Member]	12 Months Ended
Dec. 31, 2025
Amapa Roraima Para Amazonasand Maranhao [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031
Additional frequencies 1,800 MHz	Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Riode Janeiroand Espirito Santo [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031
Additional frequencies 1,800 MHz	ES - Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
2.3 GHz (5G)	Dec 2041
Acre Rondonia Mato Grosso Mato Grosso Do Sul Tocantins Distrito Federal Goias Rio Grande Do Sul [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031
Additional frequencies 1,800 MHz	Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
2.3 GHz (5G)	South - Dec 2041
Sao Paulo [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Mar 2031
Additional frequencies 1,800 MHz	Previous balance - Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
Parana Except Counties Of Londrina And Tamarana [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Nov 2028 (800 MHz); Dec 2032 (900 & 1800MHz)
Additional frequencies 1,800 MHz	Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
2.3 GHz (5G)	Dec 2041
2,500 MHz (P Band (4G)	AR41, Curitiba and Metropolitan Region, July 2031
Santa Catarina [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
Additional frequencies 1,800 MHz	Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
2.3 GHz (5G)	Dec 2041
Municipality And Region Of Pelotas In The State Of Rio Grande Do Sul [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
2.3 GHz (5G)	Dec 2041
Pernambuco [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
2,500 MHz (P Band (4G)	Part of AR81, July 2031
Ceara [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Paraiba [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Rio Grandedo Norte [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Alagoas [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	Nov 2028
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Piaui [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031
Minas Gerais [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
Additional frequencies 1,800 MHz	Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031 (lots I&J) & Dec 2041 (lot H)
2.3 GHz (5G)	Dec 2041
2,500 MHz (P Band (4G)	Part of AR31, Feb 2030
Bahia And Sergipe [Member]
IfrsStatementLineItems [Line Items]
800 MHz, 900 MHz and 1,800 MHz	800 MHz – Nov 2028 1800 MHz – Dec 2032
1,900 MHz and 2,100 MHz (3G)	Apr 2038
2,500 MHz V1 Band (4G)	Oct 2027
700 MHz (4G)	Dec 2029
3.5 GHz (5G)	Dec 2041
26 GHz (5G)	Dec 2031